LONG TERM DEBT - Future debt maturities (Details) - New Dragonfly - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Nov. 24, 2021
Payment Reserve Fund	$ 3,044	$ 3,044	$ 3,044
Capitalized Interest Fund	0	144	144
Total		3,188	$ 3,188
Funds deposited into interest-bearing accounts	$ 0	$ 0